Share-Based Payments (Schedule of Fair Value of Share Options and Assumptions) (Details)	12 Months Ended
	Dec. 31, 2019 ILS (₪) Years ₪ / shares	Dec. 31, 2018 ILS (₪) ₪ / shares	Dec. 31, 2017 ILS (₪) ₪ / shares
Fair value of share options and assumptions:
Fair value at grant date | ₪	₪ 3.26
Fair value assumptions:
Share price at grant date NIS	₪ 15.05
Exercise price NIS	₪ 15.66
Expected volatility (weighted average)	34.70%
Option life (expected weighted average life) | Years	2.75
Risk free interest rate	0.70%